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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                               Semi-Annual Report
                                       to
                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-1545-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-3.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                           /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 10. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         95,667 shares (cost $2,610,109) .......................................   $ 2,071,186

      Van Kampen LIT - Enterprise Fund (VKEnt)
         1,503,356 shares (cost $22,530,977) ...................................    17,288,592

      Van Kampen LIT - Government Fund (VKGov)
         553,497 shares (cost $5,127,341) ......................................     5,302,501

      Van Kampen LIT - Money Market Fund (VKMMkt)
         1,834,322 shares (cost $1,834,322) ....................................     1,834,322

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         51,987 shares (cost $639,899) .........................................       671,674
                                                                                   -----------

         Total investments .....................................................    27,168,275

   Accounts receivable .........................................................            --
                                                                                   -----------

         Total assets ..........................................................    27,168,275

Accounts payable ...............................................................           446
                                                                                   -----------
Contract owners' equity (note 4) ...............................................   $27,167,829
                                                                                   ===========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         Total       VKEmGr       VKEnt       VKGov     VKMMkt    VKUSRealEst
                                                      -----------   --------   ----------   --------   --------   -----------
Investment activity:
   Reinvested dividends ...........................   $   338,502         --       88,380    242,850      7,272          --
   Mortality and expense risk charges (note 2) ....      (174,534)   (13,533)    (107,061)   (35,743)   (14,108)     (4,089)
                                                      -----------   --------   ----------   --------   --------     -------
      Net investment income (loss) ................       163,968    (13,533)     (18,681)   207,107     (6,836)     (4,089)
                                                      -----------   --------   ----------   --------   --------     -------

   Proceeds from mutual fund shares sold ..........     2,578,117    302,394    1,194,912    420,922    633,470      26,419
   Cost of mutual fund shares sold ................    (4,382,839)  (488,961)  (2,842,127)  (394,174)  (633,470)    (24,107)
                                                      -----------   --------   ----------   --------   --------     -------
      Realized gain (loss) on investments .........    (1,804,722)  (186,567)  (1,647,215)    26,748         --       2,312
   Change in unrealized gain (loss)
      on investments ..............................     3,560,184    451,339    3,182,992   (156,577)        --      82,430
                                                      -----------   --------   ----------   --------   --------     -------
      Net gain (loss) on investments ..............     1,755,462    264,772    1,535,777   (129,829)        --      84,742
                                                      -----------   --------   ----------   --------   --------     -------
   Reinvested capital gains .......................            --         --           --         --         --          --
                                                      -----------   --------   ----------   --------   --------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $ 1,919,430    251,239    1,517,096     77,278     (6,836)     80,653
                                                      ===========   ========   ==========   ========   ========     =======

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       Total                     VKEmGr
                                             -------------------------   ----------------------
                                                 2003         2002          2003        2002
                                             -----------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $   163,968       712,707     (13,533)     (11,556)
   Realized gain (loss) on investments ...    (1,804,722)   (6,874,760)   (186,567)  (1,026,060)
   Change in unrealized gain (loss)
      on investments .....................     3,560,184       670,854     451,339      233,384
   Reinvested capital gains ..............            --        98,518          --           --
                                             -----------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,919,430    (5,392,681)    251,239     (804,232)
                                             -----------   -----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        67,025       108,762       4,653        7,866
   Transfers between funds ...............            --            --     (38,674)   1,145,752
   Redemptions (note 3) ..................    (2,129,190)   (6,530,880)   (247,997)    (627,142)
   Annuity benefits ......................        (4,075)       (7,119)         --           --
   Annual contract maintenance charges
      (note 2) ...........................       (14,785)      (21,266)     (1,273)      (1,859)
   Contingent deferred sales charges
      (note 2) ...........................        (2,092)      (11,815)       (181)      (1,744)
   Adjustments to maintain reserves ......          (651)       64,375         (19)         (22)
                                             -----------   -----------   ---------   ----------
      Net equity transactions ............    (2,083,768)   (6,397,943)   (283,491)     522,851
                                             -----------   -----------   ---------   ----------

Net change in contract owners' equity ....      (164,338)  (11,790,624)    (32,252)    (281,381)
Contract owners' equity beginning
   of period .............................    27,332,167    47,382,527   2,103,419    3,740,659
                                             -----------   -----------   ---------   ----------
Contract owners' equity end of period ....   $27,167,829    35,591,903   2,071,167    3,459,278
                                             ===========   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,131,704     1,565,961     120,729      143,067
                                             -----------   -----------   ---------   ----------
   Units purchased .......................        16,911       534,376         436       27,035
   Units redeemed ........................      (112,095)     (778,007)    (15,662)      (7,041)
                                             -----------   -----------   ---------   ----------
   Ending units ..........................     1,036,520     1,322,330     105,503      163,061
                                             ===========   ===========   =========   ==========

                                                      VKEnt                     VKGov
                                             ------------------------   ---------------------
                                                2003         2002          2003       2002
                                             ----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (18,681)      424,988     207,107     301,515
   Realized gain (loss) on investments ...   (1,647,215)   (5,456,712)     26,748    (204,122)
   Change in unrealized gain (loss)
      on investments .....................    3,182,992       185,188    (156,577)     30,395
   Reinvested capital gains ..............           --        95,785          --          --
                                             ----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,517,096    (4,750,751)     77,278     127,788
                                             ----------   -----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       51,953        75,888       9,485       6,088
   Transfers between funds ...............       79,922    (2,611,176)     21,092     613,475
   Redemptions (note 3) ..................   (1,017,304)   (4,310,922)   (367,610)   (684,238)
   Annuity benefits ......................       (1,385)       (3,330)     (1,225)     (2,269)
   Annual contract maintenance charges
      (note 2) ...........................      (10,128)      (15,100)     (2,275)     (2,652)
   Contingent deferred sales charges
      (note 2) ...........................         (422)       (5,214)     (1,217)     (1,845)
   Adjustments to maintain reserves ......         (433)       19,984        (216)     28,311
                                             ----------   -----------   ---------   ---------
      Net equity transactions ............     (897,797)   (6,849,870)   (341,966)    (43,130)
                                             ----------   -----------   ---------   ---------

Net change in contract owners'equity .....      619,299   (11,600,621)   (264,688)     84,658
Contract owners' equity beginning
   of period .............................   16,669,010    34,579,750   5,567,059   5,921,777
                                             ----------   -----------   ---------   ---------
Contract owners' equity end of period ....   17,288,309    22,979,129   5,302,371   6,006,435
                                             ==========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      575,192       947,320     264,943     290,078
                                             ----------   -----------   ---------   ---------
   Units purchased .......................        8,071       311,579       3,799     171,249
   Units redeemed ........................      (39,035)     (574,981)    (19,890)   (162,399)
                                             ----------   -----------   ---------   ---------
   Ending units ..........................      544,228       683,918     248,852     298,928
                                             ==========   ===========   =========   =========

                                        6

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NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      VKMMkt             VKUSRealEst
                                             ----------------------   -----------------
                                                2003         2002       2003     2002
                                             ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   (6,836)        842    (4,089)   (3,082)
   Realized gain (loss) on investments ...           --    (199,732)    2,312    11,866
   Change in unrealized gain (loss)
      on investments .....................           --     188,153    82,430    33,734
   Reinvested capital gains ..............           --       2,733        --        --
                                             ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (6,836)     (8,004)   80,653    42,518
                                             ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         (958)     15,921     1,892     2,999
   Transfers between funds ...............      (62,340)    639,209        --   212,740
   Redemptions (note 3) ..................     (475,837)   (874,579)  (20,442)  (33,999)
   Annuity benefits ......................       (1,465)     (1,520)       --        --
   Annual contract maintenance charges
      (note 2) ...........................         (866)     (1,431)     (243)     (224)
   Contingent deferred sales charges
      (note 2) ...........................          (32)     (2,790)     (240)     (222)
   Adjustments to maintain reserves ......           37      16,091       (20)       11
                                             ----------   ---------   -------   -------
      Net equity transactions ............     (541,461)   (209,099)  (19,053)  181,305
                                             ----------   ---------   -------   -------

Net change in contract owners' equity ....     (548,297)   (217,103)   61,600   223,823
Contract owners' equity beginning
   of period .............................    2,382,623   2,751,030   610,056   389,311
                                             ----------   ---------   -------   -------
Contract owners' equity end of period ....   $1,834,326   2,533,927   671,656   613,134
                                             ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      140,312     166,419    30,528    19,077
                                             ----------   ---------   -------   -------
   Units purchased .......................        4,431      15,077       174     9,436
   Units redeemed ........................      (36,471)    (32,455)   (1,037)   (1,131)
                                             ----------   ---------   -------   -------
   Ending units ..........................      108,272     149,041    29,665    27,382
                                             ==========   =========   =======   =======

See accompanying notes to financial statements.

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                                        7

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                          NATIONWIDE VARIABLE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                    Van Kampen LIT - Enterprise Fund (VKEnt)
                    Van Kampen LIT - Government Fund (VKGov)
                    Van Kampen LIT - Money Market Fund (VKMMkt)

               Portfolio of the Van Kampen Universal Institutional Funds Inc. (Van Kampen UIF);
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At June 30, 2003, contract owners have invested in all of the above funds. Effective May 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Van Kampen Life Investment Trust (LIT) - Asset Allocation Fund, Van Kampen LIT - Domestic Income Fund and Van Kampen LIT - Global Equity Fund were liquidated and exchanged into the Van Kampen LIT - Enterprise Fund, Van Kampen LIT - Government Fund and Van Kampen LIT - Money Market Fund, respectively.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners' contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $16,266 and $26,909, respectively, and total transfers from the Account to the fixed account were $110,174 and $186,624, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                               Contract                                             Investment
                                                Expense                  Unit         Contract        Income       Total
                                                 Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                               --------   ---------   ----------   --------------   ----------   ---------
Van Kampen LIT - Emerging Growth Fund
   2003 ....................................    1.30%       105,503   $19.631356    $ 2,071,167        0.00%       12.68%
   2002 ....................................    1.30%       163,061    21.214625      3,459,278        0.40%      -18.86%
   2001 ....................................    1.30%       158,289    30.116542      4,767,103        0.09%      -22.12%
   2000 ....................................    1.30%       198,684    48.383859      9,613,099        0.00%       10.95%
   1999 ....................................    1.30%       215,919    26.196440      5,656,309        0.00%       21.18%

Van Kampen LIT - Enterprise Fund
   2003 ....................................    1.30%       544,228    31.747968     17,278,133        0.52%        9.62%
   2002 ....................................    1.30%       683,918    33.578924     22,965,231        0.37%      -19.13%
   2001 ....................................    1.30%     1,006,612    37.751435     38,001,047        0.19%      -16.85%
   2000 ....................................    1.30%     1,250,126    48.792584     60,996,878        0.17%        5.68%
   1999 ....................................    1.30%     1,542,855    42.411494     65,434,785        0.29%        5.98%

Van Kampen LIT - Government Fund
   2003 ....................................    1.30%       248,852    21.231438      5,283,486        4.47%        1.41%
   2002 ....................................    1.30%       298,928    20.004099      5,979,785        4.51%        3.37%
   2001 ....................................    1.30%       285,927    19.614335      5,608,268        6.38%        1.59%
   2000 ....................................    1.30%       342,880    17.976161      6,163,666        6.11%        3.63%
   1999 ....................................    1.30%       531,249    17.829539      9,471,925        5.18%       -3.98%

Van Kampen LIT - Money Market Fund
   2003 ....................................    1.30%       108,272    16.833880      1,822,638        0.34%       -0.31%
   2002 ....................................    1.30%       149,041    16.903256      2,519,278        0.65%        0.00%
   2001 ....................................    1.30%       237,541    16.651092      3,955,317        2.24%        1.71%
   2000 ....................................    1.30%       167,257    17.054204      2,852,435        2.41%        2.08%
   1999 ....................................    1.30%       347,322    15.852494      5,505,920        2.77%        1.50%

Van Kampen UIF - U.S. Real Estate Portfolio
   - Class A
   2003 ....................................    1.30%        29,666    22.640608        671,656        0.00%       13.30%
   2002 ....................................    1.30%        27,382    22.391861        613,134        0.00%        9.72%
   2001 ....................................    1.30%        19,569    20.213804        395,564        0.00%        7.38%
   2000 ....................................    1.30%        19,622    16.908684        331,782        4.23%       13.54%
   1999 ....................................    1.30%        24,190    16.833721        407,208        5.86%        7.80%
                                                                                    -----------

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------
2003 Reserves for annuity contracts in payout phase: ..........          40,749
                                                                    -----------
2003 Contract owners' equity ..................................     $27,167,829
                                                                    ===========

2002 Reserves for annuity contracts in payout phase: ..........          55,197
                                                                    -----------
2002 Contract owners' equity ..................................     $35,591,903
                                                                    ===========

2001 Reserves for annuity contracts in payout phase: ..........          78,667
                                                                    -----------
2001 Contract owners' equity ..................................     $52,805,966
                                                                    ===========

2000 Reserves for annuity contracts in payout phase: ..........         114,277
                                                                    -----------
2000 Contract owners' equity ..................................     $80,072,137
                                                                    ===========

1999 Reserves for annuity contracts in payout phase: ..........         129,307
                                                                    -----------
1999 Contract owners' equity ..................................     $86,605,454
                                                                    ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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